UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C.  20549

				   FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  One Monarch Place, Suite 700
          Springfield, MA  01144

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hans S. Wiemann
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Hans S. Wiemann, Springfield, MA, November 14, 2012

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 66
Form 13F Information Table Value Total: $532,165


List of Other Included Managers:

None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              G1151C101    34980   499499 SH       Sole                   489424             10075
AECOM TECH                     COM              00766T100     2116   100000 SH       Sole                   100000
ALCO STORES                    COM              264142100     1152   165000 SH       Sole                   165000
AMER EXPRESS                   COM              025816109    29704   522409 SH       Sole                   510859             11550
AMERISOURCEBERGEN              COM              03073E105     2555    66000 SH       Sole                    66000
ANADARKO PETROL                COM              032511107     1573    22500 SH       Sole                    22500
ANSYS INC                      COM              03662Q105    10111   137750 SH       Sole                   137150               600
APOLLO GROUP                   COM              037604105     2835    97586 SH       Sole                    95511              2075
AVALONBAY COMM                 COM              053484101     1700    12500 SH       Sole                    12500
BANK OF AMERICA                COM              060505104    13469  1525347 SH       Sole                  1499816             25531
BERKSHIRE HATH A               COM              084670108      265        2 SH       Sole                        2
BERKSHIRE HATH B               COM              084670702    56358   638979 SH       Sole                   627729             11250
BOSTON PROPRT                  COM              101121101     2245    20300 SH       Sole                    20300
CA INC                         COM              12673p105     5617   218000 SH       Sole                   218000
CACI INTL                      COM              127190304     1502    29000 SH       Sole                    29000
CHUBB CORP                     COM              171232101     3814    50000 SH       Sole                    50000
COCA COLA                      COM              191216100    13854   365250 SH       Sole                   359500              5750
CONOCOPHILLIPS                 COM              20825c104    15255   266796 SH       Sole                   261546              5250
DENBURY RESRCES                COM              247916208     3070   190000 SH       Sole                   190000
DRESSER-RAND GRP               COM              261608103     2976    54000 SH       Sole                    54000
DUN & BRADSTREET               COM              26483E100    18450   231730 SH       Sole                   229380              2350
EBAY INC                       COM              278642103    25427   525684 SH       Sole                   519934              5750
EDUCATION MGMT                 COM              28140m103       37    12000 SH       Sole                    12000
EQUITY RESIDENTL               COM              29476L107      817    14200 SH       Sole                    14200
FLUOR CORP                     COM              343412102     5628   100000 SH       Sole                   100000
FOSTER WHEELER                 COM              H27178104     1917    80000 SH       Sole                    80000
GARTNER INC                    COM              366651107    11100   240825 SH       Sole                   236900              3925
GENERAL ELECTRIC               COM              369604103    25112  1105753 SH       Sole                  1084653             21100
GENERAL MOTORS                 COM              37045V100    18368   807399 SH       Sole                   794249             13150
GOLDMAN SACHS                  COM              38141g104     2788    24525 SH       Sole                    24125               400
GP STRATEGIES                  COM              36225V104     3381   175000 SH       Sole                   175000
H&R BLOCK                      COM              093671105     1230    71000 SH       Sole                    67700              3300
HALLIBURTON CO                 COM              406216101    12351   366600 SH       Sole                   362450              4150
HARRIS CORP                    COM              413875105     3119    60900 SH       Sole                    60900
HEALTH CARE REIT               COM              42217K106     1732    30000 SH       Sole                    30000
INGERSOLL-RAND                 COM              g47791101    18867   420941 SH       Sole                   411691              9250
ITT EDUCATNL SVC               COM              45068B109     1611    50000 SH       Sole                    50000
JOHNSON & JOHNSN               COM              478160104    18416   267248 SH       Sole                   261410              5838
JP MORGAN CHASE                COM              46625H100     9896   244475 SH       Sole                   239850              4625
LANCASTR COLONY                COM              513847103      366     5000 SH       Sole                     5000
MANTECH INTL                   COM              564563104     1920    80000 SH       Sole                    80000
MARINE PRODUCTS                COM              568427108     1988   333500 SH       Sole                   333500
MASTERCARD INC                 COM              57636Q104    15933    35290 SH       Sole                    34665               625
MCKESSON CORP                  COM              58155Q103     2495    29000 SH       Sole                    29000
MEDTRONIC INC                  COM              585055106     4312   100000 SH       Sole                   100000
METLIFE INC                    COM              59156R108     4566   132500 SH       Sole                   132500
MICROSOFT                      COM              594918104     9093   305550 SH       Sole                   305550
MORNINGSTAR                    COM              617700109     5051    80632 SH       Sole                    80632
NEWFIELD EXPL                  COM              651290108     1582    50510 SH       Sole                    50510
NORTHERN OIL & G               COM              665531109      340    20000 SH       Sole                    20000
OMEGA FLEX                     COM              682095104     4005   377430 SH       Sole                   369005              8425
PACCAR INC                     COM              693718108     3114    77800 SH       Sole                    77800
PATTERSON COS                  COM              703395103     9877   288475 SH       Sole                   281800              6675
PHH CORP                       COM              693320202     1007    49460 SH       Sole                    48950               510
PHILLIPS 66                    COM              718546104     6115   131874 SH       Sole                   129249              2625
RANGE RESOURCES                COM              75281A109     1537    22000 SH       Sole                    22000
RAYTHEON                       COM              755111507    13682   239360 SH       Sole                   237460              1900
SM ENERGY                      COM              78454L100     3046    56300 SH       Sole                    56300
STRYKER CORP                   COM              863667101     4403    79100 SH       Sole                    79100
TAUBMAN CENTERS                COM              876664103     1688    22000 SH       Sole                    22000
THOR INDUSTRIES                COM              885160101     6145   169200 SH       Sole                   169200
UDR INC                        COM              902653104      668    26900 SH       Sole                    26900
US BANCORP                     COM              902973304    11731   342000 SH       Sole                   335000              7000
VARIAN MEDICAL                 COM              92220p105     4524    75000 SH       Sole                    75000
WELLS FARGO                    COM              949746101    26158   757550 SH       Sole                   747295             10255
WHITING PETROL                 COM              966387102     1421    30000 SH       Sole                    30000